SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 64,241	$ 64,241
Net deferred tax asset	64,241	64,241
Valuation allowance	(64,241)
deferred income tax expense/(benefit)		$ 64,241